Employee Retirement Benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Retirement Benefit
Contributions and accruals to employee retirement benefit plan	¥ 337,762	¥ 196,778	¥ 69,798